Long-term debt	12 Months Ended
Dec. 31, 2023
Financial Instruments [Abstract]
Long-term debt

Note 24	Debt due within one year

FOR THE YEAR ENDED DECEMBER 31	NOTE	WEIGHTED AVERAGE INTEREST RATE AT DECEMBER 31, 2023	2023	2022
Notes payable(1)	29	5.21%	207	869
Loans secured by receivables(2)	29	6.16%	1,588	1,588
Long-term debt due within one year(3)	25	3.60%	3,247	1,680
Total debt due within one year			5,042	4,137
(1)Includes commercial paper of $149 million in U.S. dollars ($197 million in Canadian dollars) and $627 million in U.S. dollars ($849 million in Canadian dollars) as at December 31, 2023 and December 31, 2022, respectively, which were issued under our U.S. commercial paper program and have been hedged for foreign currency fluctuations with forward currency contracts. See Note 29, Financial and capital management, for additional details.
(2)Loans secured by receivables totaled $1,200 million in U.S. dollars ($1,588 million in Canadian dollars) and $1,173 million in U.S. dollars ($1,588 million in Canadian dollars) as at December 31, 2023 and December 31, 2022, respectively, and have been hedged for foreign currency fluctuations with forward currency contracts. See Note 29, Financial and capital management, for additional details.
(3)Included in long-term debt due within one year is the current portion of lease liabilities of $1,074 million and $930 million as at December 31, 2023 and December 31, 2022, respectively.

Securitized receivables
In 2022, we entered into a new securitization program which replaced our previous securitized trade receivables program and now includes wireless device financing plan receivables. As a result, the maximum amount available under our securitization program increased from $1.3 billion at December 31, 2021 to $2.3 billion at December 31, 2022.
In 2023, we amended our securitization program to add sustainability-linked pricing. The amendment introduces a financing cost that varies based on our performance of certain sustainability performance targets.
The following table provides further details on our securitized receivables programs during 2023 and 2022.

FOR THE YEAR ENDED DECEMBER 31	2023	2022
Average interest rate throughout the year	5.72%	3.15%
Securitized receivables	3,320	3,353
The securitization program is recorded as a floating rate revolving loan secured by certain receivables. We continue to service trade receivables and wireless device financing plan receivables under the securitization program, which matures in July 2025 unless previously terminated. The lenders' interest in the collection of these receivables ranks ahead of our interests, which means that we are exposed to certain risks of default on the amounts securitized.

We have provided various credit enhancements in the form of overcollateralization and subordination of our retained interests.

The lenders have no further claim on our other assets if customers do not pay the amounts owed.

Credit facilities
Bell Canada may issue notes under its Canadian and U.S. commercial paper programs up to the maximum aggregate principal amount of $3 billion in either Canadian or U.S. currency provided that at no time shall such maximum amount of notes exceed $3.5 billion in Canadian currency, which equals the aggregate amount available under Bell Canada’s committed supporting revolving and expansion credit facilities as at December 31, 2023. The total amount of the net available committed revolving and expansion credit facilities may be drawn at any time.
In 2023, Bell Mobility Inc. (Bell Mobility) entered into a $600 million U.S. dollar uncommitted trade loan agreement to finance certain purchase obligations. Loan requests may be made until April 30, 2024, with each loan having a term of up to 24 months. The loan agreement has been hedged for foreign currency fluctuations. See Note 29, Financial and capital management, for additional details.
The table below is a summary of our total bank credit facilities at December 31, 2023.

	TOTAL AVAILABLE	DRAWN	LETTERS OF CREDIT	COMMERCIAL PAPER OUTSTANDING	NET AVAILABLE
Committed credit facilities
Unsecured revolving and expansion credit facilities (1)(2)	3,500	—	—	197	3,303
Unsecured non-revolving credit facilities (3)	641	—	—	—	641
Other	106	—	81	—	25
Total committed credit facilities	4,247	—	81	197	3,969
Non-committed credit facilities
Bell Canada	2,159	—	862	—	1,297
Bell Mobility	794	476	—	—	318
Total non-committed credit facilities	2,953	476	862	—	1,615
Total committed and non-committed credit facilities	7,200	476	943	197	5,584
(1)Bell Canada’s $2.5 billion committed revolving credit facility expires in May 2028 and its $1 billion committed expansion credit facility expires in May 2026. In 2022, Bell Canada converted its committed credit facilities into a sustainability-linked loan. The amendment introduces a borrowing cost that varies based on our performance of certain sustainability performance targets.
(2)As of December 31, 2023, Bell Canada’s outstanding commercial paper included $149 million in U.S. dollars ($197 million in Canadian dollars). All of Bell Canada’s commercial paper outstanding is included in Debt due within one year.
(3)In 2022, Bell Canada entered into two 30-year senior unsecured non-revolving credit facilities in the aggregate principal amount of up to $647 million to partly fund the expansion of its broadband networks as part of government subsidy programs. In 2023, the maximum aggregate principal amount of such credit facilities was decreased to $641 million.

Restrictions
Some of our credit agreements:
•require us to meet specific financial ratios
•require us to offer to repay and cancel the credit agreement upon a change of control of BCE or Bell Canada
We are in compliance with all conditions and restrictions under such credit agreements.

Note 25	Long-term debt

FOR THE YEAR ENDED DECEMBER 31	NOTE	WEIGHTED AVERAGE INTEREST RATE AT DECEMBER 31, 2023	MATURITY	2023	2022
Debt securities
1997 trust indenture (1)		4.02%	2024-2053	19,768	16,747
1976 trust indenture		9.38%	2027-2054	975	975
2011 trust indenture		4.00%	2024	225	225
2016 U.S. trust indenture (2)		3.58%	2024-2052	7,529	6,525
1996 trust indenture (subordinated)		8.21%	2026-2031	275	275
Lease liabilities		5.82%	2024-2068	4,857	4,402
Bell Mobility trade loan (3)		6.98%	2025	476	—
Other				422	449
Total debt				34,527	29,598
Net unamortized discount				(33)	(34)
Unamortized debt issuance costs				(112)	(101)
Less:
Amount due within one year	24			(3,247)	(1,680)
Total long-term debt				31,135	27,783
(1)At December 31, 2023 and 2022, $1,625 million and $500 million, respectively, have been swapped from fixed to floating using interest rate swaps. As at December 31, 2023, $700 million and $525 million have been swapped from fixed to floating with forward interest rate swaps starting in 2024 and 2028, respectively. See Note 29, Financial and capital management, for additional details.
(2)At December 31, 2023 and 2022, notes issued under the 2016 U.S. trust indenture totaled $5,700 million and $4,850 million in U.S. dollars, respectively, and have been hedged for foreign currency fluctuations with cross currency interest rate swaps, including $600 million in U.S. dollars, which has been swapped from fixed to floating. See Note 29, Financial and capital management, for additional details.
(3)At December 31, 2023, loans incurred under the Bell Mobility trade loan agreement totaled $360 million in U.S. dollars and have been hedged for foreign currency fluctuations with cross currency interest rate swaps. See Note 29, Financial and capital management, for additional details.

Bell Canada's debt securities have been issued in Canadian dollars with the exception of debt securities issued under the 2016 U.S. trust indenture, which have been issued in U.S. dollars. All debt securities were issued at a fixed interest rate. We have entered into interest rate and cross currency interest rate derivatives to manage interest rate risk as disclosed in Note 29, Financial and capital management.

Restrictions
Some of our debt agreements:
•impose covenants and new issue tests
•require us to make an offer to repurchase certain series of debt securities upon the occurrence of a change of control event as defined in the relevant debt agreements
We are in compliance with all conditions and restrictions under such debt agreements.
All outstanding debt securities have been issued under trust indentures, are unsecured and have been guaranteed by BCE. All debt securities have been issued in series and certain series are redeemable at Bell Canada’s option prior to maturity at the prices, times and conditions specified for each series.
2023

On November 14, 2023, Bell Canada issued, under its 1997 trust indenture, 5.85% Series M-57 medium-term note (MTN) debentures, with a principal amount of $300 million, which mature on November 10, 2032. The Series M-57 debentures were issued pursuant to a re-opening of an existing series of MTN debentures. Additionally on the same date, Bell Canada issued under its 1997 trust indenture, 5.25% Series M-62 MTN debentures, with a principal amount of $700 million, which mature on March 15, 2029.

On August 11, 2023, Bell Canada issued, under its 1997 trust indenture, 5.15% Series M-60 MTN debentures, with a principal amount of $600 million, which mature on November 14, 2028. Additionally, on the same date, Bell Canada issued under its 1997 trust indenture, 5.60% Series M-61 MTN debentures, with a principal amount of $400 million, which mature on August 11, 2053.

On May 11, 2023, Bell Canada issued, under its 2016 trust indenture, 5.100% Series US-8 Notes, with a principal amount of $850 million in U.S. dollars ($1,138 million in Canadian dollars), which mature on May 11, 2033. The Series US-8 Notes have been hedged for foreign currency fluctuations with cross currency interest rate swaps. See Note 29, Financial and capital management, for additional details.

On February 9, 2023, Bell Canada issued, under its 1997 trust indenture, 4.55% Series M-58 MTN debentures, with a principal amount of $1,050 million, which mature on February 9, 2030. Additionally, on the same date, Bell Canada issued, under its 1997 trust indenture, 5.15% Series M-59 MTN debentures, with a principal amount of $450 million, which mature on February 9, 2053.

Subsequent to year end, on February 15, 2024, Bell Canada issued, under its 2016 trust indenture, 5.200% Series US-9 Notes, with a principal amount of $700 million in U.S. dollars ($942 million in Canadian dollars), which mature on February 15, 2034. The Series US-9 Notes have been hedged for foreign currency fluctuations with cross currency interest rate swaps. Additionally, on the same date, Bell Canada issued, under its 2016 trust indenture, 5.550% Series US-10 Notes, with a principal amount of $750 million in U.S. dollars ($1,009 million in Canadian dollars), which mature on February 15, 2054. The Series US-10 Notes have been hedged for foreign currency fluctuations with cross currency interest rate swaps and in addition, $336 million in Canadian dollars have been hedged for changes in fair value with interest rate swaps.

2022

On November 10, 2022, Bell Canada issued, under its 1997 trust indenture, 5.85% Series M-57 MTN debentures, with a principal amount of $1 billion, which mature on November 10, 2032.

On March 16, 2022, Bell Canada redeemed, prior to maturity, its 3.35% Series M-26 MTN debentures, having an outstanding principal amount of $1 billion, which were due on March 22, 2023. As a result, for the year ended December 31, 2022, we recognized early debt redemption charges of $18 million, which were recorded in Other expense in the income statements.

On February 11, 2022, Bell Canada issued, under its 2016 trust indenture, 3.650% Series US-7 Notes, with a principal amount of $750 million in U.S. dollars ($954 million in Canadian dollars), which mature on August 15, 2052. The Series US-7 Notes have been hedged for foreign currency fluctuations with cross currency interest rate swaps. See Note 29, Financial and capital management, for additional details.